Putnam Investments
One Post Office Square
Boston, MA 02109
October 1, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Reg. No. 33-515) (811-07513) (the “Trust”), on behalf of its Putnam Asset
Allocation: Equity Portfolio series (the “Fund”) Post-Effective Amendment No. 111 to Registration
Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 111 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on September 28, 2010.

Comments or questions concerning this certificate may be directed to Carlo Forcione at 1-800-225-2465, ext. 11224.

Very truly yours,

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Executive Vice President, Treasurer, Principal
Executive Officer and Compliance Liaison

cc: ROPES & GRAY LLP